Revenue from contracts with customers and trade receivables (Details 5) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Details of Deferred revenue
Balance as of April 1		₨ 3,198	₨ 2,592
Revenue recognized during the year		(1,089)	(1,250)
Milestone payment received during the year		474	1,856
Balance as of March 31		2,583	3,198
Current	[1]	1,052	1,242
Non-current	[1]	₨ 1,531	₨ 1,956

[1]	Refer to Note 22 for details of deferred revenue.